Operating Expenses	3 Months Ended
Sep. 30, 2023
Operating Expenses [Abstract]
OPERATING EXPENSES

NOTE 14. OPERATING EXPENSES

General and Administrative Expenses	June 30, 2023	June 30, 2022
Salaries and compensation to employees*	7,078,205	6,006,738
Travelling and conveyance	643,468	207,560
Legal and audit fee	139,967	90,000
Repairs and maintenance	340,641	60,000
Printing and Stationary	32,288	8,584
Legal and professional fees	617,273	235,385
Insurance	95,300	38,209
IT Support & software	77,462	58,474
Utilities	63,097	16,547
Misc. general business expenses	550,663	224,664
Total	$9,638,541	$6,993,036

See Note 6 to Financial Statements for Depreciation on Property, Plant and Equipment and Note 7 for Depreciation on Right of Use Asset.

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*        Stock-based compensation to staff for the fiscal year ended June 30, 2023, and 2022, was $721,000 and $4,313,889 respectively.

The majority of operating expenses for the three months ended September 30, 2023, and 2022, respectively, resulted from administrative and operating costs associated with our business activities. Such expenses include Employee related costs and other operating expenses.

General & Administrative Expenses	September 30, 2023 (unautided)	September 30, 2022 (unautided)
Salaries and compensation to employees*	3,828,121	2,709,626
Travelling and conveyance	79,030	93,670
Legal and audit fee	285,708	216,610
Repairs and maintenance	15,454	27,066
Printing and Stationary	3,267	3,872
Legal and professional fees	617,273	235,385
Insurance	15,000	17,236
IT Support & software	18,864	26,377
Utilities	9,139	16,547
Misc. general business expenses	33,171	101,345
Total	$4,287,754	$3,203,268

See Note 6 to Financial Statements for Depreciation on Property, Plant and Equipment and Note 7 for Depreciation on Right of Use Asset.

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*      Stock-based compensation to staff for the quarter ended September 30, 2023, and 2022, was $1,512,000 and $0 respectively.